ACQUISITION OF PRIVATE COMPANY OWNED BY EX-CEO (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF AMOUNTS OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES

The following table summarizes the consideration transferred to acquire CM Tech and the amounts of identified assets acquired recorded at historical cost at the acquisition date and the consideration provided:

Cash	$26,042
Inventory	82,588
Total Assets Acquired	108,630
Loss on acquisition of entity owned by CEO.	1,391,370

The purchase price consists of the following:
Preferred Shares	1,500,000
Total Purchase Price	$1,500,000

The following table summarizes the consideration transferred to acquire CM Tech and the amounts of identified assets acquired recorded at historical cost at the acquisition date and the consideration provided:

Cash	$26,042
Inventory	82,588
Total Assets Acquired	108,630
Loss on acquisition of entity owned by CEO.	1,391,370

The purchase price consists of the following:
Preferred Shares	1,500,000
Total Purchase Price	$1,500,000

SCHEDULE OF PRO FORMA INFORMATION OF STATEMENTS OF OPERATIONS

The pro forma information below presents statements of operations data as if the acquisition of CM Tech took place on January 1, 2020.

	Consolidated For the year Ended December 31, 2021	Consolidated For the year ended December 31, 2020

Revenues	$1,224,290	$985,613
Cost of Goods Sold	721,243	525,454
Gross profit	$503,047	$460,159
Operating expenses	265,779	245,531

Net Income	$237,268	$214,628

The pro forma financial information below presents statements of operations data as if the acquisition of CM Tech took place on January 1, 2020. The audited financial information does not purport to be indicative of the Company’s combined results of operations which would actually have been obtained had the acquisition taken place on January 1, 2020, nor should it be taken as indicative of future consolidated results of operations.

	Consolidated	Consolidated
	For the year	For the year
	ended	ended
	December 31, 2021	December 31, 2020

Revenues	$1,224,290	$985,613
Cost of Goods Sold	721,243	525,454
Gross profit	$503,047	$460,159
Operating expenses	265,779	245,531

Net Income	$237,268	$214,628